Contents of Significant Accounts - Summary Of Detailed Information About Business Combination (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about business combination [abstract]
Net cash acquired from the subsidiary			$ 14,430
Net cash outflows from acquisition	$ 12,800,981	$ 427,983	0	$ 0
Liabilities
Bargain purchase gain	(171,585)	$ (5,736)	$ 0	$ 0
UNITED SEMICONDUCTOR JAPAN CO LTD [Member]
Disclosure of detailed information about business combination [abstract]
Cash	15,711,370
Fair value of previously held equity interest immediately before acquisition	2,303,988
Gains or losses on hedging instruments	2,572
Consideration transferred	18,017,930
Cash Consideration	15,711,370
Net cash acquired from the subsidiary	(2,910,389)
Net cash outflows from acquisition	12,800,981
Assets
Cash and cash equivalents	2,910,389
Accounts receivable	3,561,827
Inventories	2,428,616
Property, plant and equipment	11,497,618
Right-of-use assets	479,547
Intangible assets	1,318,754
Deferred tax assets	1,563,553
Others	230,431
Total	23,990,735
Liabilities
Accounts payable	(3,170,323)
Other payables and payables on equipment	(1,962,119)
Lease liabilities	(479,547)
Others	(189,231)
Total	(5,801,220)
Total identifiable net assets	18,189,515
Consideration transferred	18,017,930
Less: Fair value of identifiable net assets	(18,189,515)
Bargain purchase gain	$ (171,585)